CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,991,799,815	$ 286,878,844	¥ 860,299,088	¥ 726,196,922
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative liability _ rate cap	10,364,075	1,492,737
Change in fair value of derivative liability _ warrant liability	(34,937,341)	(5,032,024)	2,096,024
Share-based compensation charge	203,269,631	29,276,918	112,714,385	42,689,995
Deferred income taxes	22,048,774	3,175,684	(6,554,493)	(170,760,020)
Depreciation of property, plant and equipment	449,079,007	64,680,831	393,162,784	348,022,445
Depreciation of project assets	328,213,389	47,272,561	228,972,745	85,693,840
Amortization of land use rights	7,895,001	1,137,117	6,300,488	6,882,863
Amortization of intangible assets	3,202,787	461,298	2,223,458	1,136,953
Amortization for guarantee liability	(9,641,685)	(1,388,691)
Inventories provision	439,000,231	63,229,185	98,791,960	75,935,281
Provision/(reversal of provision) for allowance of doubtful accounts	82,676,843	11,907,942	(54,356,588)	27,151,987
Provision/(reversal of provision) for other receivables	(11,666,061)	(1,680,262)	21,923,756
Provision for advance to suppliers	799,899	115,209		2,694,857
Loss on disposal of property, plant and equipment	33,072,876	4,763,485	12,476,763	19,008,054
Gain on disposal of land use right	(3,727,161)	(536,823)	(3,013,258)
Loss on disposal of intangible assets	1,159,217	166,962	614,295
Impairment of long-lived assets	125,524,021	18,079,220		6,217,151
Convertible senior notes issuance cost				26,052,881
Equity in income of affiliated companies	(15,265,937)	(2,198,752)	(13,669,112)	(9,549,289)
Gain on disposal of investment in Jiangxi Jinko Engineering	(1,007,884,060)	(145,165,499)
Gain on disposal of investment in subsidiaries-others	(5,017,888)	(722,726)
Investment income	(4,902,527)	(706,111)
Exchange loss/(gain), net	(208,811,416)	(30,075,101)	86,517,698	139,566,645
Changes in operating assets and liabilities (net of impact of disposition):
Increase in accounts receivable - third parties	(2,859,160,553)	(411,804,775)	(63,566,502)	(1,627,833,342)
(Increase)/Decrease in accounts receivable - related parties	(180,834,464)	(26,045,580)	113,560,001	109,608,216
(Increase)/Decrease in notes receivable - third parties	(426,101,401)	(61,371,367)	(440,110,991)	181,893,173
Decrease in notes receivable - related parties	141,000,000	20,308,224		42,900,000
Increase in advances to suppliers - third parties	(82,394,136)	(11,867,224)	(169,276,751)	(13,375,361)
(Increase)/decrease in advances to suppliers - related party	359,340	51,756	162,640	(1,183,768)
Increase in inventories	(2,001,046,682)	(288,210,670)	(1,410,968,951)	(1,255,054,117)
Decrease in other receivables - related parties	168,593,218	24,282,474	163,499	52,756
Increase in prepayments and other current assets	(7,621,260)	(1,097,690)	(52,933,157)	(309,737,240)
Increase in other assets-third parties	(182,430,305)	(26,275,430)	(304,202,544)	(261,751,916)
Increase in other assets-related parties	(173,375,586)	(24,971,278)
Increase in accounts payable - third parties	885,107,922	127,482,057	591,977,556	1,381,021,677
Decrease in accounts payable - related parties	(89,639,759)	(12,910,811)		(989,832)
Increase in accrued payroll and welfare expenses	142,568,241	20,534,098	163,166,447	73,776,858
Increase in advances from - third parties	170,803,277	24,600,789	873,434,523	275,721,519
Increase in advances from - related parties	60,541,490	8,719,788
Increase in income tax payables	62,620,224	9,019,188	30,252,380	60,164,687
Increase/(decrease) in other payables and accruals - third parties	(9,666,219)	(1,392,225)	201,251,124	240,940,423
Increase/(decrease) in other payables and accruals - related parties	50,870,317	7,326,850	(2,584,341)	4,315,667
Net cash provided/(used) by operating activities	(1,802,967,740)	(259,681,366)	1,339,049,528	187,067,558
Cash flows from investing activities:
Maturity of restricted short-term investments	2,289,203,055	329,713,820	2,480,496,062	1,288,659,345
Maturity of short-term investments	45,332,883	6,529,293	114,248,971	132,500,000
Proceeds from disposal of property, plant and equipment	8,999,454	1,296,191	7,138,759	16,162,935
Proceeds from disposal of land use right	36,095,570	5,198,843
Cash received from call spread	16,941,535	2,440,089
Cash disposed of, net of cash received from related party, for disposal of Jiangxi Jinko Engineering	(606,102,556)	(87,296,926)
Deferred government grants related to assets				92,440,000
(Increase)/ decrease in restricted cash	179,371,409	25,834,857	(120,202,572)	(135,427,099)
Purchase of property, plant and equipment	(1,975,362,827)	(284,511,425)	(860,606,902)	(489,978,748)
Cash paid for project assets	(1,956,477,672)	(281,791,397)	(2,129,264,757)	(2,511,677,528)
Cash paid for deposits related to construction of solar projects	(161,972,465)	(23,328,887)	(3,505,573)
(Payment)/collection of deposit for acquisition of subsidiaries			10,000,000	(10,000,000)
Cash paid for land use rights	(106,971,456)	(15,407,094)	(44,158,932)	(9,380,139)
Purchase of intangible assets	(7,474,367)	(1,076,533)	(13,462,651)	(4,637,414)
Purchase of restricted short-term investments	(4,462,135,353)	(642,681,169)	(2,640,760,590)	(2,153,867,953)
Purchase of short-term investments	(166,559,593)	(23,989,572)	(31,676,037)	(244,500,000)
Cash paid for call spread	(4,761,603)	(685,814)	(7,647,843)
Cash disposed of, net of cash received from third parties, for disposal of investment in subsidiaries	(106,712,599)	(15,369,811)
Cash acquired, net of cash paid to third parties, for the acquisition of subsidiaries	69,606,835	10,025,470	(75,235,668)	(129,047,885)
Net cash used in investing activities	(6,908,979,750)	(995,100,065)	(3,314,637,733)	(4,158,754,486)
Cash flows from financing activities:
Proceeds from redeemable preferred shares issuance by subsidiary				1,383,264,590
Proceeds from exercise of share options	21,730,663	3,129,866	7,613,965	14,528,109
Proceeds from issuance of ordinary shares				770,201,158
Proceeds from issuance of convertible senior notes				914,850,000
Cash received from borrowings with embedded warrants			862,138,360
Issuance cost paid for issuance of convertible senior notes				(26,052,881)
Capital contributions by non-controlling interests holders				8,800,000
Proceeds from borrowings	21,182,867,659	3,050,967,544	10,140,339,042	5,220,563,513
Increase in notes payable	2,477,804,347	356,878,057	61,318,108	1,040,449,696
Repurchase of convertible senior notes	(1,218,706,405)	(175,530,233)	(113,025,510)
Repayment of bank borrowings	(13,345,699,597)	(1,922,180,556)	(7,030,645,681)	(3,984,432,151)
Repayment of borrowings with embedded warrants	(902,949,503)	(130,051,779)
Repurchase of warrant	(35,696,581)	(5,141,377)
Repayment of bonds payable	(800,000,000)	(115,223,967)
Change in restricted cash for notes payable	75,710,650	10,904,603	(77,105,818)	(38,479,112)
Net cash provided by financing activities	7,455,061,233	1,073,752,158	3,850,632,466	5,303,692,922
Effect of foreign exchange rate changes on cash and cash equivalents	74,639,667	10,750,348	31,599,153	(11,061,518)
Net increase/(decrease) in cash and cash equivalents	(1,182,246,590)	(170,278,925)	1,906,643,414	1,320,944,476
Cash balance recorded in held-for-sale assets	1,291,072,949	185,953,181
Cash and cash equivalents, beginning of year	2,392,591,132	344,604,801	1,777,020,667	456,076,191
Cash and cash equivalents, end of year	2,501,417,491	360,279,057	2,392,591,132	1,777,020,667
Supplemental disclosure of cash flow information
Cash paid for income tax	250,150,235	36,029,148	115,062,404	35,014,405
Cash paid for interest expenses (net of amounts capitalized)	670,525,723	96,575,792	412,040,750	201,206,133
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	385,399,199	55,509,031	309,342,683	94,041,991
Purchases of project assets included in other payables	2,116,935,170	304,902,084	1,185,512,052	711,359,860
Utilization of prior year’s prepayment for the repurchase of convertible senior notes			25,471,153
Proceeds from exercise of share options received in subsequent period	6,135,783	883,737	10,210,003	226,952
Payment of issuance cost for follow-on offering in subsequent period				2,328,174
Non cash contribution from non-controlling shareholders				5,200,000
Change in fair value of derivative liability _ rate cap
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	(5,096,607)	(734,064)	14,068,932	16,267,966
Convertible Senior Notes [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	92,015,957	13,253,054	8,400,918	(150,790,707)
Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	18,226,535	2,625,167	6,170,282	86,689,063
Call spread options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value			¥ 370,437